Summary of significant accounting policies (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenues	$ 110,364,887	$ 99,213,379	$ 39,289,951
Cost of revenues	(106,078,132)	(93,775,293)	(34,180,670)
Gross profit from continuing operations	4,286,755	5,438,086	5,109,281
Operating expenses	2,245,380	4,495,718	2,256,405
Income (loss) from operations	2,041,375	942,368	2,852,876
Income (loss) before income taxes	2,857,306	2,105,612	2,433,361
Provision for income taxes	(313,493)	118,367	(25,571)
Net income (loss) from continuing operations	2,543,813	2,223,979	2,407,790
Gross profit	4,286,755	5,438,086	5,109,281
Nongyuan Network
Revenues	16,034,543	9,111,073	762,771
Cost of revenues	(16,023,779)	(9,053,547)	(742,933)
Operating expenses	(71,676)	50,344	(8,940)
Income (loss) from operations	60,912	7,182	10,898
Other Income		20,510	19,990
Income (loss) before income taxes	129,328	27,692	(9,092)
Provision for income taxes	(8,556)	9,182	0
Net income (loss) from continuing operations	10,764	57,526	19,838
Net income (loss) from continuing operations	137,884	(36,874)	(9,092)
Other Income		(20,510)	(19,990)
Other [Member]
Revenues	74,224,063	64,795,082	33,068,045
Cost of revenues	(70,021,350)	(60,272,018)	(28,847,801)
Gross profit from continuing operations	4,202,713	4,523,064	4,220,244
Operating expenses	1,028,294	782,009	(588,892)
Income (loss) from operations	3,174,419	3,741,055	4,809,136
Other Income	1,514,162	560,497	391,819
Income (loss) before income taxes	4,688,581	4,301,552	4,417,317
Provision for income taxes	(270,874)	114,801	(8,085)
Net income (loss) from continuing operations	4,417,707	4,416,353	4,409,232
Gross profit	4,202,713	4,523,064	4,220,244
Other Income	(1,514,162)	(560,497)	(391,819)
variable interest entity and subsidiaries.
Revenues	20,106,281	25,307,224	5,459,135
Gross profit from continuing operations	73,278	857,496	869,199
Operating expenses	(231,462)	701,516	804,851
Income (loss) from operations	(158,184)	155,980	64,348
Other Income	634,225	213,771	2,033
Income (loss) before income taxes	476,041	369,751	62,315
Provision for income taxes	(34,063)	(5,616)	(17,486)
Net income (loss) from continuing operations	441,978	364,135	44,829
Gross profit	73,278	857,496	869,199
Cost of revenues from continuing operations	(20,033,003)	(24,449,728)	(4,589,936)
Other Income	(634,225)	(213,771)	(2,033)
FAMI
Revenues	0	0	0
Operating expenses	(913,948)	2,961,849	2,031,506
Income (loss) from operations	913,948	(2,961,849)	(2,031,506)
Other Income	1,264,040	368,466	5,673
Income (loss) before income taxes	(2,177,988)	(2,593,383)	(2,037,179)
Provision for income taxes	0	0	0
Net income (loss) from continuing operations	0	0	0
Cost of revenues from continuing operations	0	0	0
Net income (loss) from continuing operations	(2,177,988)	(2,593,383)	(2,037,179)
Other Income	(1,264,040)	(368,466)	(5,673)
Consolidated [Member]
Revenues	110,364,887	99,213,379	39,289,951
Cost of revenues	(106,078,132)	(93,775,293)	(34,180,670)
Gross profit from continuing operations	4,286,755	5,438,086	5,109,281
Operating expenses	(2,245,380)	(4,495,718)	(2,256,405)
Income (loss) from operations	2,041,375	942,368	2,852,876
Other Income	815,931	1,163,244	419,515
Income (loss) before income taxes	2,857,306	2,105,612	2,433,361
Provision for income taxes	(313,493)	118,367	(25,571)
Net income (loss) from continuing operations	2,543,813	2,223,979	2,407,790
Gross profit	4,286,755	5,438,086	5,109,281
Other Income	$ (815,931)	$ (1,163,244)	$ (419,515)